Exhibit 99
Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,538,327,921.38	70,892	55.7 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$353,000,000.00	0.50555%	August 15, 2011
Class A-2 Notes	$273,300,000.00	0.650%	December 15, 2012
Class A-3 Notes	$473,400,000.00	0.980%	October 15, 2014
Class A-4 Notes	$192,840,000.00	1.580%	September 15, 2015
Class B Notes	$40,810,000.00	2.540%	February 15, 2016
Class C Notes	$27,210,000.00	2.770%	May 15, 2016
Class D Notes	$27,210,000.00	3.560%	January 15, 2017
Total	$1,387,770,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$539,088.91

Principal:
Principal Collections	$8,523,816.29
Prepayments in Full	$3,329,200.09
Liquidation Proceeds	$182,516.05
Recoveries	$44,402.84
Sub Total	$12,079,935.27
Collections	$12,619,024.18

Purchase Amounts:
Purchase Amounts Related to Principal	$334,642.35
Purchase Amounts Related to Interest	$1,666.96
Sub Total	$336,309.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$12,955,333.49

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$12,955,333.49
Servicing Fee	$129,084.83	$129,084.83	$0.00	$0.00	$12,826,248.66
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$12,826,248.66
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$12,826,248.66
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$12,826,248.66
Interest - Class A-4 Notes	$59,572.39	$59,572.39	$0.00	$0.00	$12,766,676.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,766,676.27
Interest - Class B Notes	$86,381.17	$86,381.17	$0.00	$0.00	$12,680,295.10
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,680,295.10
Interest - Class C Notes	$62,809.75	$62,809.75	$0.00	$0.00	$12,617,485.35
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$12,617,485.35
Interest - Class D Notes	$80,723.00	$80,723.00	$0.00	$0.00	$12,536,762.35
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$12,536,762.35
Regular Principal Payment	$11,092,282.20	$11,092,282.20	$0.00	$0.00	$1,444,480.15
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,444,480.15
Residuel Released to Depositor	$0.00	$1,444,480.15	$0.00	$0.00	$0.00
Total		$12,955,333.49

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$11,092,282.20
Total					$11,092,282.20
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$11,092,282.20	$57.52	$59,572.39	$0.31	$11,151,854.59	$57.83
Class B Notes	$0.00	$0.00	$86,381.17	$2.12	$86,381.17	$2.12
Class C Notes	$0.00	$0.00	$62,809.75	$2.31	$62,809.75	$2.31
Class D Notes	$0.00	$0.00	$80,723.00	$2.97	$80,723.00	$2.97
Total	$11,092,282.20	$7.99	$289,486.31	$0.21	$11,381,768.51	$8.20

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$45,244,851.44	0.2346238	$34,152,569.24	0.1771031
Class B Notes	$40,810,000.00	1.0000000	$40,810,000.00	1.0000000
Class C Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Class D Notes	$27,210,000.00	1.0000000	$27,210,000.00	1.0000000
Total	$140,474,851.44	0.1012234	$129,382,569.24	0.0932306

Pool Information
Weighted Average APR	4.221%	4.243%
Weighted Average Remaining Term	20.43	19.64
Number of Receivables Outstanding	19,753	18,976
Pool Balance	$154,901,801.43	$142,413,744.05
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$140,474,851.44	$129,382,569.24
Pool Factor	0.1006949	0.0925770

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$15,383,279.21
Targeted Credit Enhancement Amount	$15,383,279.21
Yield Supplement Overcollateralization Amount	$13,031,174.81
Targeted Overcollateralization Amount	$13,031,174.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$13,031,174.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$15,383,279.21
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$15,383,279.21
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$15,383,279.21

Ford Credit Auto Owner Trust 2010-B
Monthly Investor Report

Collection Period	April 2014
Payment Date	5/15/2014
Transaction Month	46

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		88	$117,882.60
(Recoveries)		215	$44,402.84
Net Losses for Current Collection Period			$73,479.76
Cumulative Net Losses Last Collection Period			$11,922,127.67
Cumulative Net Losses for all Collection Periods			$11,995,607.43

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.57%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	3.02%	438	$4,294,213.61
61-90 Days Delinquent	0.34%	44	$478,736.97
91-120 Days Delinquent	0.11%	13	$154,389.37
Over 120 Days Delinquent	0.88%	109	$1,259,527.28
Total Delinquent Receivables	4.34%	604	$6,186,867.23

Repossession Inventory:
Repossessed in the Current Collection Period		9	$92,698.28
Total Repossessed Inventory		18	$202,746.05

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1668%
Preceding Collection Period			(0.0498)%
Current Collection Period			0.5931%
Three Month Average			0.2367%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.8766%
Preceding Collection Period			0.8505%
Current Collection Period			0.8748%
Three Month Average			0.8673%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2014

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer